Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Schedule of finance income and charges

	Six months ended 31 December 2023	Six months ended 31 December 2022
	$ million	Re-presented $ million
Interest income	106	101
Fair value gain on financial instruments	110	167
Total interest income	216	268
Interest charge on bonds, commercial paper, bank loans and overdrafts	(324)	(277)
Interest charge on finance leases	(10)	(9)
Other interest charges	(223)	(148)
Fair value loss on financial instruments	(113)	(167)
Total interest charges	(670)	(601)
Net interest charges	(454)	(333)

Net finance income in respect of post employment plans in surplus	28	35
Hyperinflation adjustment in respect of Turkey (1)	22	—
Hyperinflation adjustment in respect of Ghana (1)	6	—
Hyperinflation adjustment in respect of Venezuela (1)	4	—
Interest income in respect of direct and indirect tax	3	—
Change in financial liability (Level 3)	8	—
Total other finance income	71	35
Net finance charge in respect of post employment plans in deficit	(10)	(9)
Hyperinflation adjustment in respect of Turkey (1)	—	(7)
Interest charge in respect of direct and indirect tax	(17)	(20)
Unwinding of discounts	(11)	(7)
Other finance charges	(10)	(4)
Total other finance charges	(48)	(47)
Net other finance income/(charges)	23	(12)